Additional Financial Information of Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,770,895	$ 953,661	¥ 5,137,312		¥ 4,284,291
Short-term investments	11,516,304	1,622,037	21,087,089
Prepayments and other current assets	2,049,780	288,705	2,034,427
Total current assets	23,996,982	3,379,904	31,004,051
Investment in and amount due from subsidiaries/VIEs	318,296		317,363
Long-term investments	11,075,739	1,559,985	1,774,270
Total non-current assets	15,350,665	2,162,096	5,692,260
Other non-current assets	211,670	29,813	8,427
TOTAL ASSETS	39,347,647	5,542,000	36,696,311
LIABILITIES
Accounts payable	25,220	3,552	27,953
Amounts due to related parties	48,565		53,039
Income tax payable	154,916	21,819	52,233
Other tax payable	784,617	110,511	721,597
Accrued expenses and other current liabilities	1,723,245	242,714	1,301,160
TOTAL LIABILITIES	3,452,923	486,333	2,889,307
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(608,117)	(85,651)	0
Accumulated other comprehensive income	2,897,871	408,157	2,511,170
Accumulated deficit	(14,400,604)	(2,028,283)	(16,613,492)
TOTAL SHAREHOLDERS' EQUITY	35,617,304	5,016,593	33,657,233		31,528,886	¥ (8,483,721)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	39,347,647	5,542,000	36,696,311
Related Party [Member]
LIABILITIES
Amounts due to related parties	0		122,152
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,229	173	1,222
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	142	20	155
Parent Company [Member]
Current assets:
Cash and cash equivalents	59,957	8,445	273,112	$ 38,467	¥ 1,032,540	¥ 7,025,967
Short-term investments	9,377,702	1,320,822	16,581,019
Prepayments and other current assets	279,541	39,373	193,771
Total current assets	9,717,200	1,368,640	17,047,902
Investment in and amount due from subsidiaries/VIEs	19,491,063	2,745,258	15,678,895
Long-term investments	6,415,971	903,671	1,100,407
Total non-current assets	26,028,314	3,666,011	16,779,302
Other non-current assets	121,280	17,082	0
TOTAL ASSETS	35,745,514	5,034,651	33,827,204
LIABILITIES
Accounts payable	0	0	2
Income tax payable	24,952	3,514	18,303
Other tax payable	8,932	1,258	0
Accrued expenses and other current liabilities	107,124	15,089	29,514
TOTAL LIABILITIES	141,008	19,861	169,971
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(608,117)	(85,651)	0
Additional paid-in capital	47,713,985	6,720,374	47,758,178
Accumulated other comprehensive income	2,897,871	408,157	2,511,170
Accumulated deficit	(14,400,604)	(2,028,283)	(16,613,492)
TOTAL SHAREHOLDERS' EQUITY	35,604,506	5,014,790	33,657,233
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	35,745,514	5,034,651	33,827,204
Parent Company [Member] | Related Party [Member]
LIABILITIES
Amounts due to related parties	0	0	122,152
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,229	173	1,222
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	¥ 142	$ 20	¥ 155